Directors' Emoluments (Details) - Schedule of Emoluments Paid or Payable to the Directors - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries
Salaries		$ 2,154,000	$ 2,141,669
Social Welfare
Social Welfare			1,242
Yan Keyan [Member]
Salaries
Salaries			597,669
Social Welfare
Social Welfare			1,242
Sun Lei [Member]
Salaries
Salaries		1,470,000	772,000
Li Huidan [Member]
Salaries
Salaries		228,000	772,000
Mu Ruifeng [Member]
Salaries
Salaries		228,000
Jin Yan [Member]
Salaries
Salaries		$ 228,000